Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2021
Income Statement [Abstract]
NET REVENUES	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Salaries and Consulting fees	60,000	30,000	120,000	60,000
Professional fees	12,992	40,885	51,113	40,885
Other selling, general and administrative	10,696	4,905	12,001	9,066
Total Operating Expenses	83,688	75,790	183,114	109,951
LOSS FROM OPERATIONS	(83,688)	(75,790)	(183,114)	(109,951)
OTHER INCOME (EXPENSES)
Income (expense) from derivative liability	1,809,922	2,827,992	1,851,116	1,556,558
Interest expense (including amortization of debt discounts of $14,878, $112,987, $27,493, and $213,361, respectively)	(92,535)	(165,263)	(145,743)	(408,524)
Total Other Income (Expenses)	1,717,387	1,586,822	1,705,373	(1,381,365)
INCOME (LOSS) BEFORE INCOME TAXES	1,633,699	1,511,032	1,522,259	(1,491,316)
INCOME TAX EXPENSE	0	0	0	0
NET INCOME (LOSS)	$ 1,633,699	$ 1,511,032	$ 1,522,259	$ (1,491,316)